Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 29,285	$ 20,676
Short-term bank deposits	0	5,000
Marketable securities	8,266	35,117
Accounts receivable:
Trade, net	31,120	21,660
Other	4,693	6,126
Inventories	75,753	47,650
Total current assets	149,117	136,229
Marketable securities	23,773	15,281
Assets held for employees' severance benefits	1,882	1,833
Deferred tax assets	1,616	1,790
Property, plant and equipment, net	4,576	4,110
Intangible assets, net	4,314	1,170
Operating leases right-of-use, net	8,765	9,913
Goodwill	25,561	25,561
Total assets	219,604	195,887
Current liabilities
Trade accounts payable	29,918	14,610
Other accounts payable and accrued expenses	18,582	12,953
Operating lease liabilities	1,811	1,813
Total current liabilities	50,311	29,376
Long-term liabilities
Operating lease liabilities	7,377	8,282
Liability for employees' severance benefits	3,443	3,256
Deferred tax liabilities	10	136
Total liabilities	61,141	41,050
Shareholders' equity
Ordinary shares, ILS 0.01 par value; 10,000,000 shares authorized; 7,670,033 and 7,670,033 issued as at December 31, 2020 and 2021, respectively; 6,899,515 and 6,709,528 outstanding as at December 31, 2020 and 2021, respectively	22	22
Additional paid-in capital	63,390	60,117
Treasury shares (at cost) 770,518 and 960,505 ordinary shares as at December 31, 2020 and 2021, respectively	(34,995)	(24,807)
Retained earnings	130,046	119,505
Total shareholders' equity	158,463	154,837
Total liabilities and shareholders' equity	$ 219,604	$ 195,887